RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Jun. 30, 2017
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of related party balances

	2016	2017
	December 31	June 30
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable from Gansu Heihe Hydropower Industrial Investment LLC. (" Gansu Heihe", in which the Group owns 9% equity interests)	44,616	44,616
Accounts receivable from Jiangxi Jinko Engineering for sales of solar modules	1,414,039,443	786,599,753

Advances to related parties
Advances to ReneSola Ltd.	661,788	-

Notes receivables from related parties:
Notes receivables from Jiangxi Jinko Engineering for sales of solar modules	610,200,000	600,000,000

Other receivables from related parties:
Advances of travel and other business expenses to executive directors who are also shareholders	68,106	23,059
Other receivables from Jiangxi Jinko Engineering for miscellaneous transactions	16,704,113	7,833,396
Other receivables from Jiangxi Jinko Engineering for provision of guarantee	62,352,655	61,902,163
Other receivables due from Sweihan Solar Holding Company	-	12,532,640
Other receivables due from Sweihan PV Power Company P.S.J.C	-	40,192,255

Other assets from related parties:
Other assets from Jiangxi Jinko Engineering for provision of guarantee	173,375,586	158,062,271

Total	2,277,446,307	1,667,190,153

Accounts payable due to a related party:
Accounts payable due to a subsidiary of ReneSola	-	688,907

Advances from related parties:
Advances from Jiangxi Jinko Engineering for sales of solar modules	60,541,490	76,089,360

Other payables due to a related party:
Other payables to Desun for leasing of land and buildings	7,528,551	8,628,855
Payable of travel reimbursement	-
Other payables due to Jiangxi Jinko Engineering for payments on behalf of the Company	68,505,022	4,305,734
Total	136,575,063	89,712,856

(1)
Advances of travelling and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.

(2)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.